Operating assets and liabilities - Provisions and contingent liabilities - Narrative (Details) kr in Billions	1 Months Ended
	Aug. 31, 2019 DKK (kr)	Feb. 03, 2021 plaintiff	Dec. 31, 2020 segment lawsuit numberOfMotions
Disclosure of contingent liabilities [line items]
Number of plaintiffs | plaintiff		384
Number of plaintiffs who named other defendants | plaintiff		236
Number of lawsuits | lawsuit			6
Number of putative class action lawsuits | lawsuit			2
Number of motions filed by Novo Nordisk | numberOfMotions			2
NEW JERSEY
Disclosure of contingent liabilities [line items]
Number of lawsuits | segment			4
KENTUCKY
Disclosure of contingent liabilities [line items]
Number of lawsuits | segment			2
Product liability lawsuits
Disclosure of contingent liabilities [line items]
Claim total | kr	kr 11.8